Financial instruments - Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Marketable Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 103,270	¥ 106,499
Nonmarketable Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	324,028	205,509
Equity Instruments [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments measured at fair value through other comprehensive income	¥ 427,298	¥ 312,008